Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2013	$ 890,961	$ 680	$ 261,008	$ 16,743	$ (1,329)	$ 609,245	$ 886,347	$ 4,614
Balance, shares at Mar. 31, 2013		44,768,000
Exercise of options	$ 1,411		1,411				1,411
Exercise of options, shares	23,700	24,000
Purchase of treasury stock	$ (192,999)				(192,999)		(192,999)
Purchase of treasury stock, shares		(1,960,000)
Comprehensive loss, net of tax:	(39,639)			(39,639)			(39,639)
Net income	360,859					360,387	360,387	472
Balance at Mar. 31, 2014	1,020,593	$ 680	262,419	(22,896)	(194,328)	969,632	1,015,507	5,086
Balance, shares at Mar. 31, 2014		42,832,000
Exercise of options	$ 26		26				26
Exercise of options, shares	1,000	1,000
Comprehensive loss, net of tax:	$ (88,070)			(88,070)			(88,070)
Net income	484,834					484,257	484,257	577
Balance at Mar. 31, 2015	$ 1,417,383	$ 680	262,445	(110,966)	(194,328)	1,453,889	1,411,720	5,663
Balance, shares at Mar. 31, 2015		42,833,000
Exercise of options, shares	0
Purchase of treasury stock	$ (9,450)				(9,450)		(9,450)
Purchase of treasury stock, shares		(67,000)
Comprehensive loss, net of tax:	(12,060)			(12,060)			(12,060)
Net income	541,271					540,932	540,932	339
Balance at Mar. 31, 2016	$ 1,937,144	$ 680	$ 262,445	$ (123,026)	$ (203,778)	$ 1,994,821	$ 1,931,142	$ 6,002
Balance, shares at Mar. 31, 2016		42,766,000